Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlements of contingent consideration obligations	$ 2,100
Reversal for contingent earn out targets	14,500	$ 29,665
Accrued an additional for new acquisitions	800
Fair Value, Measurements, Recurring | Foreign currency forward contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability	$ 159	$ 6,369